Leases - Summary of Components of Lease Costs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Lessee Disclosure [Abstract]
Operating lease costs	¥ 155,408	$ 22,532	¥ 202,862	¥ 173,815
Finance lease costs
Amortization of finance lease assets	22,912	3,322	12,856	25,010
Interest on lease liabilities	3,463	502	1,866	4,251
Total finance lease costs	¥ 26,375	$ 3,824	¥ 14,722	¥ 29,261